SCHEDULE OF COMPUTATION OF ANTI-DILUTIVE SHARES (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	45,000
Share options [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	45,000